As filed with the Securities and Exchange Commission on January 26, 2011

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07959

Advisors Series Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Douglas G. Hess, President
Advisors Series Trust
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Avenue, 5th Floor
Milwaukee, WI 53202

(Name and address of agent for service)

(414) 765-6609
Registrant's telephone number, including area code

Date of fiscal year end:  February 28, 2011

Date of reporting period: November 30, 2010

Item 1. Schedules of Investments.

Niemann Tactical Return Fund
Schedule of Investments
at November 30, 2010 (Unaudited)

Shares		Value
	EXCHANGE-TRADED FUNDS - 93.4%
4,000	Emerging Global Shares Dow Jones Emerging Markets Financials Titans Index Fund	$99,320
5,280	Global X/InterBolsa FTSE Colombia 20 ETF	216,638
18,279	Guggenheim Frontier Markets ETF	431,567
15,200	Internet Infrastructure HOLDRs Trust*	60,893
4,800	iShares Dow Jones US Oil Equipment & Services Index Fund	250,800
5,360	iShares MSCI Chile Investable Market Index Fund	410,737
17,800	iShares MSCI Malaysia Index Fund	242,080
12,345	iShares MSCI Singapore Index Fund	164,929
2,585	iShares MSCI South Africa Index Fund	172,471
5,838	iShares MSCI Thailand Investable Market Index Fund	367,035
6,100	iShares MSCI Turkey Investable Market Index Fund	408,334
7,160	Market Vectors Brazil Small-Cap ETF	418,430
5,800	Market Vectors-Coal ETF	246,790
5,000	Market Vectors-Gaming ETF	153,350
4,450	Market Vectors Gold Miners ETF	264,775
4,270	Market Vectors Indonesia Index ETF	359,448
4,417	Market Vectors Junior Gold Miners ETF*	178,668
8,550	PowerShares DB Agriculture Fund*	248,634
18,000	PowerShares Dynamic Leisure and Entertainment Portfolio	325,800
16,200	PowerShares Dynamic Networking Portfolio*	398,844
11,200	PowerShares NASDAQ Internet Portfolio*	389,648
7,000	PowerShares QQQ	364,420
9,700	Rydex S&P Midcap 400 Pure Growth ETF	740,401
3,395	SPDR Gold Trust*	459,751
450	SPDR S&P Emerging Asia Pacific ETF	37,494
3,600	SPDR S&P Retail ETF	169,596
6,020	WisdomTree Emerging Markets SmallCap Dividend Fund	307,803
3,000	WisdomTree India Earnings Fund	74,640
	TOTAL EXCHANGE-TRADED FUNDS (Cost $7,762,121)	7,963,296

	MONEY MARKET FUNDS - 12.9%
1,103,959	AIM STIT - Liquid Assets Portfolio - Institutional Class, 0.20% +	1,103,959
	TOTAL MONEY MARKET FUNDS (Cost $1,103,959)	1,103,959
	Total Investments in Securities (Cost $8,866,080) - 106.3%	9,067,255
	Liabilities in Excess of Other Assets - (6.3%)	(537,464)
	NET ASSETS - 100.0%	$8,529,791

* Non-income producing security.
+ Rate shown is the 7-day yield as of November 30, 2010.

The cost basis of investments for federal tax purposes at November 30, 2010 was as follows**:

Cost of investments	$8,866,080
Gross unrealized appreciation	$327,626
Gross unrealized depreciation	(126,451)
Net unrealized appreciation	$201,175

** Because tax adjustments are calculated annually, the above table does not include tax adjustments outstanding.

FAS 157 – Summary of Fair Value Exposure at November 30, 2010 (Unaudited)

The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 –    Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 –    Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 –    Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.  The following is a summary of the inputs used to value the Fund’s securities as of November 30, 2010:

	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$7,963,296	$—	$—	$7,963,296
Money Market Funds	1,103,959	—	—	1,103,959
Total Investments in Securities	$9,067,255	$—	$—	$9,067,255

Transfers between levels are recognized at the end of the reporting period.  During the period ended
November 30, 2010, the Fund recognized no significant transfers to/from Level 1 or Level 2.

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Principal Executive Officer and Treasurer/Principal Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d))  that occurred during the Registrant's last fiscal quarter that has materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisors Series Trust

By (Signature and Title)*    /s/Douglas G. Hess
           Douglas G. Hess, President

Date    1/21/2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*     /s/Douglas G. Hess
Douglas G. Hess, President

Date    1/21/2011

By (Signature and Title)*    /s/Cheryl L. King
Cheryl L. King, Treasurer

Date    1/21/2011

* Print the name and title of each signing officer under his or her signature.